Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Consolidated Statement of Stockholders’ Deficit

The effect of the contingent sponsor shares revision on the Common Stock amounts on each of the impacted financial statement line items within the Company’s unaudited condensed consolidated statement of changes in stockholders’ deficit for the three and six months ended June 30, 2024 was as follows:

	Six Months Ended June 30, 2024
	As Previously Reported	Adjustments	As Revised
Balance at December 31, 2023	19,599,982	(1,000,000)	18,599,982
Balance at June 30, 2024	19,599,982	(1,000,000)	18,599,982

	Three Months Ended June 30, 2024
	As Previously Reported	Adjustments	As Revised
Balance at March 31, 2024	19,599,982	(1,000,000)	18,599,982
Balance at June 30, 2024	19,599,982	(1,000,000)	18,599,982

The effect of the financing of prepaid insurance revision on the accumulated deficit amounts on each of the impacted financial statement line items within the Company’s unaudited condensed consolidated statement of changes in stockholders’ deficit for the three and six months ended June 30, 2024 was as follows:

	Six Months Ended June 30, 2024
	As Previously Reported	Adjustments	As Revised
Balance at December 31, 2023	$(257,242)	$(14)	$(257,256)
Balance at June 30, 2024	(270,189)	(14)	(270,203)

	Three Months Ended June 30, 2024
	As Previously Reported	Adjustments	As Revised
Balance at March 31, 2024	$(264,877)	$(14)	$(264,891)
Balance at June 30, 2024	(270,189)	(14)	(270,203)

The effect of the contingent sponsor shares revision on the Common Stock amounts on each of the impacted financial statement line items within the Company’s consolidated statement of stockholders’ deficit for the year ended December 31, 2023 was as follows:

	Year Ended December 31, 2023
	As Previously Reported	Adjustments	As Revised
Merger, net of redemptions and transaction costs (Note 3)	4,115,874	(1,000,000)	3,115,874
Balance at December 31, 2023	19,599,982	(1,000,000)	18,599,982

The effect of the financing of prepaid insurance revision on the accumulated deficit amounts on each of the impacted financial statement line items within the Company’s consolidated statement of stockholders’ deficit for the year ended December 31, 2023 was as follows:

	Year Ended December 31, 2023
	As Previously Reported	Adjustments	As Revised
Net loss	$(29,908)	$(14)	$(29,922)
Balance at December 31, 2023	$(257,242)	$(14)	$(257,256)

Schedule of Consolidated Balance Sheet

The effect of the classification of prepaid insurance expense and accrued interest (related party) revisions on each of the impacted financial statement line items within the Company’s audited consolidated balance sheet as of December 31, 2024 was as follows:

	December 31, 2024
	As Previously Reported	Adjustments	As Revised
Prepaid expenses and other assets, current	$1,375	$(488)	$887
Total current assets	9,384	(488)	8,896
Prepaid expenses and other assets	—	488	488
Accrued expenses	4,416	(703)	3,713
Accrued interest (related party)	—	703	703

The effect of the financing of prepaid insurance revision on each of the impacted financial statement line items within the Company’s consolidated balance sheet as of December 31, 2023 was as follows:

	December 31, 2023
	As Previously Reported	Adjustments	As Revised
Prepaid expenses and other current assets	$957	$631	$1,588
Total current assets	6,825	631	7,456
Total assets	$7,640	$631	$8,271

Other current liabilities	$—	$645	$645
Total current liabilities	6,640	645	7,285
Total liabilities	9,402	645	10,047

Accumulated deficit	(257,242)	(14)	(257,256)
Total stockholders’ deficit	(1,762)	(14)	(1,776)
Total liabilities and stockholders’ deficit	$7,640	$631	$8,271

Schedule of Consolidated Statement of Operations and Comprehensive Loss

The effect of the contingent sponsor shares and financing of prepaid insurance revisions on each of the impacted financial statement line items within the Company’s unaudited condensed consolidated statements of operations and comprehensive loss for the three and six months ended June 30, 2024 was as follows:

	Six Months Ended June 30, 2024
	As Previously Reported	Adjustments	As Revised
General and administrative	$3,714	$(23)	$3,691
Total costs and operating expenses	9,885	(23)	9,862
Operating loss	(9,758)	23	(9,735)

Other expense, net	—	(23)	(23)
Total other income (expense), net	(459)	(23)	(482)

Net loss per share attributable to common stockholders, basic and diluted	$(0.66)	$(0.04)	$(0.70)
Weighted-average Class A Common Stock outstanding, basic and diluted	19,599,982	(1,000,000)	18,599,982

	Three Months Ended June 30, 2024
	As Previously Reported	Adjustments	As Revised
General and administrative	$1,595	$(8)	$1,587
Total costs and operating expenses	4,928	(8)	4,920
Operating loss	(4,860)	8	(4,852)

Other expense, net	—	(8)	(8)
Total other income (expense), net	913	(8)	905

Net loss per share attributable to common stockholders, basic and diluted	$(0.27)	$(0.02)	$(0.29)
Weighted-average Class A Common Stock outstanding, basic and diluted	19,599,982	(1,000,000)	$18,599,982

The effect of the cumulative preferred dividends, contingent sponsor shares, and financing of prepaid insurance revisions on each of the impacted financial statement line items within the Company’s consolidated statement of operations and comprehensive loss for the year ended December 31, 2023 was as follows:

	Year Ended December 31, 2023
	As Previously Reported	Adjustments	As Revised
General and administrative	7,276	(12)	7,264
Total costs and operating expenses	18,687	(12)	18,675
Operating loss	(18,371)	12	(18,359)

Other (expense) income	80	(26)	54
Total other expense, net	(11,537)	(26)	(11,563)
Net loss	(29,908)	(14)	(29,922)

Cumulative preferred dividends	—	(1,349)	(1,349)

Net loss attributable to common stockholders, basic and diluted	$(29,908)	$(1,363)	$(31,271)
Net loss per share attributable to common stockholders, basic and diluted	$(2.38)	$(0.16)	$(2.54)
Weighted-average Class A Common Stock outstanding, basic and diluted	12,552,925	(257,534)	12,295,391

Schedule of Condensed Consolidated Statement of Cash Flows

The effect of the financing of prepaid insurance revision on each of the impacted financial statement line items within the Company’s unaudited condensed consolidated statement of cash flows for the six months ended June 30, 2024 was as follows:

	Six Months Ended June 30, 2024
	As Previously Reported	Adjustments	As Revised
Amortization of prepaid insurance	$—	$539	$539
Prepaid expenses and other assets	33	(20)	13
Net cash used in operating activities	(10,754)	519	(10,235)

Payments on insurance financing loans	—	(519)	(519)
Net cash provided by financing activities	9,183	(519)	8,664

Supplemental disclosures of cash flow information:
Cash paid for interest	$—	$23	$23

Non-cash investing and financing activities:
Financing of prepaid insurance	$—	$65	$65

The effect of the financing of prepaid insurance revision on each of the impacted financial statement line items within the Company’s consolidated statements of cash flows for the year ended December 31, 2023 was as follows:

	Year Ended December 31, 2023
	As Previously Reported	Adjustments	As Revised
Amortization of prepaid insurance	$—	$602	$602
Prepaid expenses and other current assets	(828)	(25)	(853)
Net cash used in operating activities	(17,668)	577	(17,091)

Payments on insurance financing loans	—	(563)	(563)
Net cash provided by financing activities	21,845	(563)	21,282

Supplemental disclosures of cash flow information:
Cash paid for interest	$—	$26	$26

Non-cash investing and financing activities:
Financing of prepaid insurance	$—	$1,115	$1,115